Note 12 - Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of investments accounted for using equity method [text block]
	Dolly Varden	UMS	Total
Carrying amount at December 31, 2022	$42,303	$127	$42,430
Company’s share of net loss of associates	(6,177)	(5)	(6,182)
Carrying amount at December 31, 2023	$36,126	$122	$36,248
Company’s share of net loss of associates	(3,837)	(21)	(3,858)
Disposition	(5,017)	-	(5,017)
Dilution gain	2,083	-	2,083
Carrying amount at December 31, 2024	$29,355	$101	$29,456

Disclosure of impairment loss and reversal of impairment loss [text block]
Carrying amount, investment in Dolly Varden	$55,265
Equity interest transferred to held for sale	22.2%
Carrying amount transferred to asset held for sale	12,280
Less: FVLCD	(6,774)
Impairment expense recognized	$5,506

Disclosure of interests in associates, profit (loss) [text block]
	Dolly Varden	UMS	Total
Cost recoveries	$-	$(3,508)	$(3,508)
Exploration and evaluation	17,875	1,208	19,083
Marketing	1,781	131	1,912
Share-based compensation	2,601	-	2,601
Administrative and other	(1,608)	2,255	647
Net loss of associate, 100%	20,649	86	20,735
Average equity interest for the period	18.58%	25%
Company’s share of net loss of associates	$3,837	$21	$3,858
	Dolly Varden	UMS	Total
Cost recoveries	$-	$(5,517)	$(5,517)
Exploration and evaluation	24,806	1,907	26,713
Marketing	1,409	464	1,873
Share-based compensation	1,971	-	1,971
Administrative and other	(1,536)	3,166	1,630
Net loss of associate, 100%	26,650	20	26,670
Average equity interest for the period	23.18%	25%
Company’s share of net loss of associates	$6,177	$5	$6,182
	Dolly Varden	UMS	Total
Cost recoveries	$-	$(4,412)	$(4,412)
Exploration and evaluation	16,936	1,642	18,578
Marketing	1,057	312	1,369
Share-based compensation	1,786	2,433	4,219
Administrative and other	(508)	121	(387)
Net loss of associate, 100%	19,271	96	19,367
Average equity interest for the year	30.4%	25%
Company’s share of net loss of associates	$5,856	$24	$5,880

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate [text block]
	Dolly Varden	UMS
Current assets	$34,573	$934
Non-current assets	151,170	2,043
Current liabilities	(4,400)	(1,345)
Non-current liabilities	-	(1,231)
Net assets, 100%	181,343	401
Company’s equity share of net assets of associate	$29,355	$101
	Dolly Varden	UMS
Current assets	$11,468	$844
Non-current assets	153,296	2,468
Current liabilities	(804)	(1,484)
Non-current liabilities	-	(1,340)
Net assets, 100%	163,960	488
Company’s equity share of net assets of associate	$36,126	$122

Disclosure of transactions between related parties [text block]
	Years ended December 31
	2024	2023	2022
Exploration and evaluation costs	$233	$872	$590
General and administration	307	714	841
Total transactions for the year	$540	$1,586	$1,431